One Financial Way
Cincinnati, Ohio 45242

[LOGO] NATIONAL SECURITY

May 5, 2011

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re:	File No. 333-164072, National Security Variable Account N
Certification Under Rule 497(j)

Gentlemen:

I, Gary T. Huffman, President of the Depositor, National Security Life and Annuity Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 29, 2011.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fifth day of May, 2011.

Sincerely,

/s/ Gary T. Huffman
Gary T. Huffman, President